CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock shares authorized	[1]	500,000,000	500,000,000
Common stock shares issued		214,090,980	169,397,030
Common stock shares outstanding		214,090,980	169,397,030
Common stock value		$ 0	$ 0

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.